Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 5,511	$ 11,484	$ 13,478
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,670	5,522	4,243
Corporate Debt Securities [Member] | Short-term Investments [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,670	5,522	4,243
Commercial Paper, Not Included with Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		500	999
Commercial Paper, Not Included with Cash and Cash Equivalents [Member] | Short-term Investments [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		500	999
Fair Value, Inputs, Level 1 [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,841	5,462	6,805
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,841	5,462	6,805
Fair Value, Inputs, Level 2 [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,670	6,022	6,673
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			500
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member] | Short-term Investments [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			931
Money Market Funds [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,841	5,462	6,805
Commercial Paper [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			500
Certificates of Deposit [Member] | Short-term Investments [Member]
Note 2 - Fair Value Measurements (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			$ 931